Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares U.S. ETF Trust
Supplement dated June 12, 2025
to the currently effective Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Short Duration Bond Active ETF (NEAR) (the “Fund”)
Effective immediately, BlackRock International Limited is being added as a sub‑adviser for the Fund. Accordingly, effective immediately, the following changes are made to implement this appointment:
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Short Duration Bond Active ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares U.S. ETF Trust
Supplement dated June 12, 2025
to the currently effective Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Short Duration Bond Active ETF (NEAR) (the “Fund”)
Effective immediately, BlackRock International Limited is being added as a sub‑adviser for the Fund. Accordingly, effective immediately, the following changes are made to implement this appointment:
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.